CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands		Share Capital	Share Premium	Share-based Payment Expenses	Total Accumulated Losses	Total
Impact of change in accounting policy	[1]				£ (20)	£ (20)
Adjusted Balance at January 1, 2019		£ 5,266	£ 118,862	£ 7,923	(68,653)	63,398
Beginning balance (Previously stated) at Dec. 31, 2018		5,266	118,862	7,923	(68,633)	63,418
Loss for the year					(14,378)	(14,378)
Exchange differences on translating foreign operations					1	1
Total comprehensive loss for the year					(14,377)	(14,377)
Share-based payments				1,286		1,286
Ending balance at Jun. 30, 2019		5,266	118,862	9,209	(83,030)	50,307
Beginning balance (Previously stated) at Dec. 31, 2018		5,266	118,862	7,923	(68,633)	63,418
Loss for the year						31,900
Ending balance at Dec. 31, 2019		5,266	118,862	10,364	(100,627)	33,865
Beginning balance at Mar. 31, 2019		5,266	118,862	8,543	(74,072)	58,599
Loss for the year					(8,972)	(8,972)
Exchange differences on translating foreign operations					14	14
Total comprehensive loss for the year					(8,958)	(8,958)
Share-based payments				666		666
Ending balance at Jun. 30, 2019		5,266	118,862	9,209	(83,030)	50,307
Beginning balance at Dec. 31, 2019		5,266	118,862	10,364	(100,627)	33,865
Loss for the year					(16,923)	(16,923)
Exchange differences on translating foreign operations					43	43
Total comprehensive loss for the year					(16,880)	(16,880)
New share capital issued		58			(58)
Share-based payments				2,208		2,208
Ending balance at Jun. 30, 2020		5,324	118,862	12,572	(117,565)	19,193
Beginning balance at Mar. 31, 2020		5,311	118,862	11,811	(110,160)	25,824
Loss for the year					(7,350)	(7,350)
Exchange differences on translating foreign operations					3	3
Total comprehensive loss for the year					(7,347)	(7,347)
New share capital issued		13			(58)	(45)
Share-based payments				761		761
Ending balance at Jun. 30, 2020		£ 5,324	£ 118,862	£ 12,572	£ (117,565)	£ 19,193

[1]	This relates to the adoption of IFRS 16. See note 2.17 of the 2019 20F.